National Commerce Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 2,256,000	$ 1,138,000	$ 4,177,000	$ 2,181,000	$ 5,403,000	$ 4,006,000	$ 2,057,000
Adjustments to reconcile net earnings to net cash provided (used) operating activities
Depreciation					836,000	737,000	553,000
Deferred income tax expense (benefit)					28,000	550,000	(240,000)
Net cash provided (used) by operating activities			476,000	(2,882,000)	4,648,000	13,210,000	(1,164,000)
Cash flows from investing activities
Net cash used by investing activities			(94,937,000)	(4,684,000)	(18,263,000)	(155,461,000)	(140,183,000)
Cash flows from financing activities
Proceeds from stock offerings, net of offering expenses of $28			34,495,000		3,000,000
Net cash provided by financing activities				615,000	615,000
Net change in cash and cash equivalents			18,958,000	(18,247,000)	(701,000)	(47,151,000)	121,975,000
Cash and cash equivalents at beginning of the period			123,435,000	124,136,000	124,136,000	171,287,000	49,312,000
Cash and cash equivalents at end of the period	$ 142,393,000	$ 105,889,000	142,393,000	105,889,000	123,435,000	124,136,000	171,287,000
Parent Company [Member]
Cash flows from operating activities:
Net earnings					5,403,000	4,006,000	2,057,000
Adjustments to reconcile net earnings to net cash provided (used) operating activities
Equity in undistributed earnings of subsidiaries					(5,764,000)	(4,079,000)	(2,117,000)
Depreciation					1,000
Deferred income tax expense (benefit)					162,000	(81,000)	(37,000)
Change in other assets					(285,000)
Change in other liabilities					121,000	10,000	(25,000)
Net cash provided (used) by operating activities					(362,000)	(144,000)	(122,000)
Cash flows from investing activities
Cash paid in acquisition					(3,201,000)
Net cash used by investing activities					(3,201,000)
Cash flows from financing activities
Proceeds from stock offerings, net of offering expenses of $28					2,972,000
Proceeds from exercise of stock options and warrants					615,000
Net cash provided by financing activities					3,587,000
Net change in cash and cash equivalents					24,000	(144,000)	(122,000)
Cash and cash equivalents at beginning of the period			$ 829,000	$ 805,000	805,000	949,000	1,071,000
Cash and cash equivalents at end of the period					$ 829,000	$ 805,000	$ 949,000